Corporate information - Summary of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Zhejiang Anji Intelligent Electronics Holding Co., Ltd.
Summary of Subsidiaries
Name of entity	Zhejiang Anji Intelligent Electronics Holding Co., Ltd.
Place of incorporated	Zhejiang, China
Date of incorporation/ establishment	Dec. 24, 2021
Effective interest held upon completion of reorganization	100.00%	100.00%
Principal activities	Charging services revenues
Qingdao Intelligent Electronics Mobility Holding Co., Ltd
Summary of Subsidiaries
Name of entity	Qingdao Intelligent Electronics Mobility Holding Co., Ltd
Place of incorporated	Shandong, China
Date of incorporation/ establishment	Jun. 09, 2022
Effective interest held upon completion of reorganization	100.00%	100.00%
Principal activities	Charging services revenues